EXHIBIT 99.1

Table for Form ABS-15G (repurchase reporting)
INTERNATIONAL MORTGAGE SECURITIZATIONS LLC

Name of the Issuing Entity	Check if Registered	Name of Originator	Total Asset in ABS by Originator						Assets That Were Subject of Demand					Assets That Were Repurchased or Replaced						Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn						Demand Rejected
(a)	(b)		(#) (d)		($) (e)		(% of principal balance) (f)		(#) (g)	($) (h)		(% of principal balance) (i)		(#) (j)		($) (k)		(% of principal balance) (l)		(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)		($) (t)		(% of principal balance) (u)		(#) (v)	($) (w)	(% of principal balance) (x)

Asset Type: Mortgage Loans
IMS Ecuadorian Mortgage 2021-1 Trust		Banco Pichincha C.A. (“Pichincha”)	3,190	(1)	$176,216,000.00	(2)	100	%(3)	79	$4,101,267.56	(4)	2.39	%(5)	74	(6)	$3,650,799.74	(7)	2.15	%(8)	0	$0	0%	0	$0	0%	5	(9)	$318,603.02	(10)	0.19	%(11)	0	$0	0%

(1)            Represents the total number of Pichincha-originated assets in ABS at the time of issuance of the related ABS.

(2)            Represents the total loan balance of Pichincha-originated assets in ABS at the time of issuance of the related ABS.

(3)            Represents the percentage of total loan balance of Pichincha-originated assets in ABS at the time of issuance of the related ABS, as a percentage of total loan balance of assets in the related ABS at such time.

(4)            Represents the total loan balance of Pichincha-originated assets in ABS that were subject of demand during the quarterly period, as of the date of such demand.

(5)            Represents the percentage of total loan balance of Pichincha-originated assets in ABS that were subject of demand during the quarterly period, as of the date of such demand, as a percentage of total loan balance of assets in the related ABS as of the date of such demand (rounded to the nearest hundredth of a percentage point).

(6)            Represents the total number of Pichincha-originated assets in ABS that were repurchased during the quarterly period.

(7)            Represents the total loan balance of Pichincha-originated assets in ABS that were repurchased during the quarterly period.

(8)            Represents the percentage of total loan balance of Pichincha-originated assets in ABS that were repurchased during the quarterly period, as a percentage of total loan balance of assets in the related ABS at the end of the quarterly period (rounded to the nearest hundredth of a percentage point).

(9)            Represents the total number of Pichincha-originated assets in ABS that were subject to a demand of repurchase that were withdrawn during the quarterly period.

(10)         Represents the total loan balance of Pichincha-originated assets in ABS that were subject to a demand of repurchase that were withdrawn during the quarterly period.

(11)         Represents the percentage of total loan balance of Pichincha-originated assets in ABS that were subject to a demand of repurchase that was withdrawn during the quarterly period, as a percentage of total loan balance of assets in the related ABS at the end of the quarterly period (rounded to the nearest hundredth of a percentage point).